Fees Summary	Feb. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,067,000
Previously Paid Amount	0.00
Total Fee Amount	1,390.25
Total Offset Amount	0.00
Net Fee	1,390.25
Narrative - Max Aggregate Offering Price	$ 10,067,000
Final Prospectus	true